Warrant Liability - Schedule of Movement of Warrant Liability (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	May 13, 2021	Dec. 31, 2020
Warranty Liabilities [Roll Forward]
Balance, beginning of the period	$ 87,900	$ 0
Issuance of the warrant liability		0	$ 81,700	$ 81,700
Fair value (gain)/loss of the warrant liability	(20,900)	6,200
Balance, end of the period	$ 67,000	$ 87,900